Investments (Details) (USD $)	Dec. 31, 2013	May 07, 2013	Dec. 31, 2012
Total Investments [Line Items]
Restricted Investments, Current	$ 794,200,000		$ 929,200,000
Non-controlling interests	52,700,000		23,400,000
Current	2,063,800,000		2,221,900,000
Long-term investments	20,935,000,000		19,698,200,000
Total investments	22,998,800,000		21,920,100,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities		2,200,000,000
Debt And Equity Securities Available For Sale [Member]
Total Investments [Line Items]
Current	1,977,400,000		2,006,800,000
Long-term investments	17,753,000,000		16,821,000,000
Total investments	19,730,400,000		18,827,800,000
Mortgage Loans [Member]
Total Investments [Line Items]
Current	84,900,000		214,400,000
Long-term investments	1,464,700,000		1,429,200,000
Total investments	1,549,600,000		1,643,600,000
Other Investments [Member]
Total Investments [Line Items]
Current	1,500,000		700,000
Long-term investments	1,717,300,000		1,448,000,000
Total investments	$ 1,718,800,000		$ 1,448,700,000